Summary of Significant Accounting Policies - Leases and Segment reporting (Details)	12 Months Ended
Dec. 31, 2024 segment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of reportable segments	1
Minimum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Terms of operating and finance leases (in years)	1 year
Maximum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Terms of operating and finance leases (in years)	15 years
Land use rights
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease term (in years)	50 years